Significant Accounting Policies, Net (Loss) Income Per Common Stock (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Denominator [Abstract]
Weighted average shares outstanding, basic (in shares)			5,750,000	5,750,000
Weighted average shares outstanding, diluted (in shares)			5,750,000	5,750,000
Basic net (loss) income per share (in dollars per share)			$ 0	$ 0.4
Diluted net (loss) income per share (in dollars per share)			$ 0	$ 0.4
Class A Common Stock [Member]
Net Income Per Common Stock [Abstract]
Units issued (in shares)	22,700,000		22,700,000
Share price (in dollars per share)	$ 11.5		$ 11.5
Number of shares issued upon exercise of warrant (in shares)	0	0	0	0
Numerator [Abstract]
Allocation of net (loss) income	$ (513,892)	$ 1,218,047	$ 15,762	$ 9,224,091
Denominator [Abstract]
Weighted average shares outstanding, basic (in shares)	1,717,578	23,000,000	11,072,452	23,000,000
Weighted average shares outstanding, diluted (in shares)	1,717,578	23,000,000	11,072,452	23,000,000
Basic net (loss) income per share (in dollars per share)	$ (0.3)	$ 0.05	$ 0	$ 0.4
Diluted net (loss) income per share (in dollars per share)	$ (0.3)	$ 0.05	$ 0	$ 0.4
Class B Ordinary Shares [Member]
Numerator [Abstract]
Allocation of net (loss) income			$ 8,185	$ 2,306,023
Denominator [Abstract]
Weighted average shares outstanding, basic (in shares)			5,750,000	5,750,000
Weighted average shares outstanding, diluted (in shares)			5,750,000	5,750,000
Basic net (loss) income per share (in dollars per share)			$ 0	$ 0.4
Diluted net (loss) income per share (in dollars per share)			$ 0	$ 0.4
Non-redeemable Class A and Class B [Member]
Numerator [Abstract]
Allocation of net (loss) income	$ (1,720,377)	$ 304,512
Denominator [Abstract]
Weighted average shares outstanding, basic (in shares)	5,750,000	5,750,000
Weighted average shares outstanding, diluted (in shares)	5,750,000	5,750,000
Basic net (loss) income per share (in dollars per share)	$ (0.3)	$ 0.05
Diluted net (loss) income per share (in dollars per share)	$ (0.3)	$ 0.05